Summary of significant accounting policies (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Operating Loss	$ (4,553,000)	$ (4,304,000)	$ (12,862,000)	$ (11,239,000)	$ (15,670,000)	$ (12,798,000)
Additional paid-in capital	117,730,000		117,730,000		32,505,000	18,468,000
Accumulated deficit	(111,239,000)		(111,239,000)		(44,950,000)	(26,223,000)
Net Loss	$ (73,178,000)	$ (4,996,000)	$ (66,289,000)	$ (9,383,000)	$ (18,727,000)	$ (16,823,000)
Net loss per share of common stock - Basic and diluted	$ (2.79)	$ (6.41)	$ (4.51)	$ (12.44)	$ (22.90)	$ (23.36)
Other (expense) income:
Interest expense	$ (559,000)	$ (4,345,000)	$ (2,524,000)	$ (6,270,000)	$ (8,507,000)	$ (1,751,000)
Inducement loss on note conversions	57,000	2,273,000	624,000	3,829,000
Settlement of registration rights penalties accrual	0	0	760,000	0
Total other (expense) income	(67,135,000)	(1,870,000)	(67,816,000)	(2,740,000)	(9,054,000)	(5,251,000)
Loss from continuing operations	(71,688,000)	(6,174,000)	(80,678,000)	(13,979,000)	(24,724,000)	(18,049,000)
(Loss) income from discontinued operations	(1,490,000)	1,178,000	(1,293,000)	4,596,000
Net Loss	$ (73,178,000)	$ (4,996,000)	$ (66,289,000)	$ (9,383,000)	$ (18,727,000)	$ (16,823,000)
Earnings per share
Loss from continuing operations per common share	$ (2.73)	$ (7.92)	$ (5.49)	$ (18.54)	$ (30.23)	$ (25.06)
Discontinued operations	(0.06)	1.51	(0.09)	6.10
Net income (loss) per common share, Basic and diluted	$ (2.79)	$ (6.41)	$ (4.51)	$ (12.44)	$ (22.90)	$ (23.36)
Weighted average number of common shares Basic and diluted	26,249,518	779,634	14,708,554	753,808	817,720	720,253
As Restated [Member]
Convertible note, net						$ 6,171,000
Additional paid-in capital						18,465,000
Accumulated deficit						(26,223,000)
Net Loss						$ (16,823,000)
Net loss per share of common stock - Basic and diluted						$ (23.36)
Other (expense) income:
Net Loss						$ (16,823,000)
Earnings per share
Net income (loss) per common share, Basic and diluted						$ (23.36)
Adjustments [Member]
Convertible note, net						$ (985,000)
Additional paid-in capital						1,231,000
Accumulated deficit						(246,000)
Net Loss						(246,000)
Other (expense) income:
Net Loss						(246,000)
As Previously Reported [Member]
Convertible note, net						7,156,000
Additional paid-in capital						17,234,000
Accumulated deficit						(25,977,000)
Net Loss						$ (16,577,000)
Net loss per share of common stock - Basic and diluted						$ (23.02)
Other (expense) income:
Net Loss						$ (16,577,000)
Earnings per share
Net income (loss) per common share, Basic and diluted						$ (23.02)